Notes to the Assets of the Balance Sheet - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 67,847	€ 67,939
Amortization Charge for the Year	21,127	11,925	€ 12,119
Ending balance	47,365	67,847	67,939
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	109,944	118,116
Additions	645	11,833
Disposals	(264)	(20,005)
Ending balance	110,325	109,944	118,116
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(42,097)	(50,177)
Amortization Charge for the Year	1,938	2,061
Impairment	19,189	9,864
Disposals	264	20,005
Ending balance	(62,960)	(42,097)	(50,177)
Patents 1 [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,669	5,323
Ending balance	3,939	4,669	5,323
Patents 1 [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16,995	16,419
Additions	590	640
Disposals	0	(64)
Ending balance	17,585	16,995	16,419
Patents 1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(12,326)	(11,096)
Amortization Charge for the Year	1,320	1,230
Impairment	0	64
Disposals	0	64
Ending balance	(13,646)	(12,326)	(11,096)
License rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,999	3,147
Ending balance	2,527	2,999	3,147
License rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,896	23,896
Additions	0	0
Disposals	0	0
Ending balance	23,896	23,896	23,896
License rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(20,897)	(20,749)
Amortization Charge for the Year	112	148
Impairment	360	0
Disposals	0	0
Ending balance	(21,369)	(20,897)	(20,749)
In-process R&D programs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	52,159	50,819
Ending balance	37,019	52,159	50,819
In-process R&D programs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	52,159	60,960
Additions	0	11,140
Disposals	0	(19,941)
Ending balance	52,159	52,159	60,960
In-process R&D programs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	(10,141)
Amortization Charge for the Year	0	0
Impairment	15,140	9,800
Disposals	0	19,941
Ending balance	(15,140)	0	(10,141)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	655	1,285
Ending balance	204	655	1,285
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,853	5,800
Additions	55	53
Disposals	(264)	0
Ending balance	5,644	5,853	5,800
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,198)	(4,515)
Amortization Charge for the Year	506	683
Impairment	0	0
Disposals	264	0
Ending balance	(5,440)	(5,198)	(4,515)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,365	7,365
Ending balance	3,676	7,365	7,365
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,041	11,041
Additions	0	0
Disposals	0	0
Ending balance	11,041	11,041	11,041
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,676)	(3,676)
Amortization Charge for the Year	0	0
Impairment	3,689	0
Disposals	0	0
Ending balance	€ (7,365)	€ (3,676)	€ (3,676)